Summary of Significant Accounting Policies - Schedule of Change in Asset Retirement Obligation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation [Line Items]
Beginning balance	$ 0
Acquisition of Credo	1,255
Accretion expense	26
Additions	79
Ending balance	$ 1,360